CNL RETIREMENT PROPERTIES, INC.

CNL Center at City Commons

450 South Orange Avenue

Orlando, FL 32801-3336

December 22, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Attn:  Ms. Amanda McManus

Re:	CNL Retirement Properties, Inc. Post-Effective Amendment No. Eight to Registration Statement on Form S-11 (No. 333-107486)

Ladies and Gentlemen:

Attached for filing on behalf of CNL Retirement Properties, Inc. (the "Company") is Post-Effective Amendment No. Eight to the Company's Registration Statement on Form S-11 (No. 333-107486) (the “Post-Effective Amendment”).  This Post-Effective Amendment is being filed to amend and restate Part II to the Company’s Registration Statement on Form S-11, as originally filed with Post-Effective Amendment No. Seven on December 14, 2005.  Part II has been amended and restated to include certain undertakings pursuant to Item 512(a) of Regulation S-K.

The Company hereby acknowledges the following: (i) should the Securities and Exchange Commission (the “Commission”) or its staff (the “Staff”), acting pursuant to delegated authority, declare the Post-Effective Amendment effective, it does not foreclose the Commission from taking any action with respect to the Post-Effective Amendment; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Post-Effective Amendment effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Post-Effective Amendment; and (iii) the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

CNL Retirement Properties, Inc.

By: /s/ Clark Hettinga
Clark Hettinga